Subsidiaries and Associates - Narrative (Details)	12 Months Ended
Mar. 31, 2022 entity numberOfAssociates
Interests In Other Entities [Abstract]
Decrease in number of consolidated entities due to mergers and liquidations	34
Decrease in number of entities accounted for using the equity method due to divestures	2
Number of associates | numberOfAssociates	19